Financial highlights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Highlights

Financial highlights for the period January 1 through September 30 are as follows:

	2012		2011
	Series A	Series B	Series A	Series B
Total return before incentive fees	(7.4)%	(9.6)%	(0.8)%	0.5%

Incentive fees	0.0%	0.0%	0.0%	0.0%

MF Global	0.2%	(0.2)%	0.0%	0.0%

Total return after incentive fees	(7.2)%	(9.8)%	(0.8)%	0.5%

Ratios to average partners’ capital
Operating expenses before incentive fees and MF Global	6.8%	7.4%	8.6%	9.2%
Incentive fees	0.0%	0.0%	0.0%	0.0%
MF Global	(0.2)%	0.1%	0.0%	0.0%

Total expenses	6.6%	7.5%	8.6%	9.2%

Net investment loss	(6.7)%	(7.4)%	(8.5)%	(9.2)%

Net asset value per unit, beginning of period	$1,306.48	$1,391.44	$1,550.72	$1,773.52
Net investment loss	(84.39)	(102.69)	(99.06)	(124.40)
Net gain (loss) on investments	(9.28)	(33.33)	86.35	132.65

Net asset value per unit, end of period	$1,212.81	$1,255.42	$1,538.01	$1,781.77

Other per Unit information:
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units during period) upon weighted average number of Units during period)	$(85.65)	$(130.46)	$(13.59)	$15.80

Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$(93.67)	$(136.02)	$(12.71)	$8.25

Financial highlights for the period July 1 through September 30 are as follows:

	2012		2011
	Series A	Series B	Series A	Series B
Total return before incentive fees	(4.0)%	(5.9)%	2.5%	3.7%

Incentive fees	0%	0%	0.0%	0.0%

Total return after incentive fees	(4.0)%	(5.9)%	2.5%	3.7%

Ratios to average partners’ capital
Operating expenses before incentive fees	2.3%	2.6%	8.4%	8.8%
Incentive fees	0.0%	0%	0.0%	0.0%

Total expenses	2.3%	2.6%	8.4%	8.8%

Net investment loss	(2.3)%	(2.6)%	(8.4)%	(8.8)%

Net asset value per unit, beginning of period	$1,263.62	$1,334.65	$1,500.62	$1,718.58
Net investment loss	(28.67)	(34.09)	(32.62)	(40.45)
Net gain on investments	(22.14)	(45.14)	70.01	103.64

Net asset value per unit, end of period	$1,212.81	$1,255.42	$1,538.01	$1,781.77

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average number of Units during period) upon weighted average number of Units during period)	$(44.53)	$(76.09)	$36.69	$71.05

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$(50.81)	$(79.23)	$37.39	$63.19

Financial highlights for the year ended December 31, 2011, are as follows:

	SERIES A	SERIES B
Total return*
Total return before incentive fees and MF Global reserve	(14.8)%	(20.3)%
Incentive fees	0.0	0.0
MF Global reserve	(0.9)%	(1.3)%

Total return after incentive fees	(15.7)%	(21.6)%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.5%	9.2%
Incentive fees	0.0	0.0
MF Global reserve	0.9%	1.1%

Total expenses	9.4%	10.3%

Net investment loss	(9.4)%	(10.2)%

Net asset value per unit, beginning of period	$1,550.72	$1,773.52
Net investment loss	(143.34)	(178.54)
Net loss on investments	(100.90)	(203.54)

Net asset value per unit, end of period	$1,306.48	$1,391.44

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(246.81)	$(337.97)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(244.24)	$(382.08)

Financial highlights for the year ended December 31, 2010, are as follows:

	SERIES A	SERIES B
Total return
Total return before incentive fees	14.5%	21.9%
Incentive fees	0.0	0.0

Total return after incentive fees	14.5%	21.9%

Ratio to average partners’ capital
Operating expenses before incentive fees	9.1%	10.1%
Incentive fees	0.0	0.5

Total expenses	9.1%	10.1%

Net investment loss	(9.0)%	(10.1)%

Net asset value per unit, beginning of period	$1,354.49	$1,454.64
Net investment loss	(122.46)	(145.97)
Net gain on investments	318.69	464.85

Net asset value per unit, end of period	$1,550.72	$1,773.52

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$196.01	$297.46

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$196.23	$318.88